1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000
VIA EDGAR
January 28, 2011
Christian T. Sandoe, Esq.
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	del Rey Global Investors Funds File Nos. 333-167999 & 811-22434
Dear Mr. Sandoe:
     On behalf of del Rey Global Investors Funds, a Delaware Trust (the “Trust”), and its series, the del Rey Monarch Fund (the “Fund”), attached hereto for filing is Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), which has been marked to show the changes made from the Trust’s Pre-Effective Amendment No. 2 filed on January 26, 2011. As discussed with the staff of the Securities and Exchange Commission (the “Staff”), the Trust will request, via separate correspondence, acceleration of effectiveness to today, January 28, 2011.
     Should members of the Staff have any questions or comments concerning the Registration Statement, please do not hesitate to contact me at (202) 303-1151 or Maria Gattuso at (212) 728-8294.

Sincerely,
/s/ David N. Solander
David N. Solander

cc:	Gerald W. Wheeler, Esq. Barry Barbash, Esq. Maria Gattuso, Esq.
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